Total Other-Than-Temporary Impairment with an Offset for the Amount of the Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income (Loss) (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total other-than-temporary impairment losses	$ 267	¥ 22,212	¥ 26,057	¥ 20,060
Portion of loss recognized in other comprehensive income (before taxes)	(5)	(463)	(2,423)	(1,486)
Net impairment losses recognized in earnings	$ 262	¥ 21,749	¥ 23,634	¥ 18,574